SCHEDULE OF SHARE OPTION GRANTED (Details) shares in Thousands	6 Months Ended				12 Months Ended
	Jun. 30, 2023 shares $ / shares	Jun. 30, 2023 shares $ / shares	Jun. 30, 2022 shares $ / shares	Jun. 30, 2022 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2021 shares $ / shares
IfrsStatementLineItems [Line Items]
Number of options outstanding beginning balance | shares	1,251	1,251	3,346	3,346	3,346	3,346
Weighted average exercise price, outstanding beginning balance | $ / shares	$ 2.01		$ 2.02		$ 2.02
Number of options, granted | shares	790	790	989	989
Weighted average exercise price, granted | $ / shares	$ 3.47		$ 2.86
Number of options, expired | shares			(375)	(375)
Weighted average exercise price, expired | $ / shares			$ 2.16
Number of options outstanding ending balance | shares	2,034	2,034	3,960	3,960	1,251	1,251	3,346	3,346
Weighted average exercise price, outstanding ending balance | $ / shares	$ 2.58		$ 2.21		$ 2.01		$ 2.02
Number of options, Exercisable | shares	1,825	1,825	2,703	2,703
Weighted average exercise price, Exercisable | $ / shares	$ 2.48		$ 2.33
Number of options, exercised | shares	(7)	(7)
Weighted average exercise price, exercised | $ / shares	$ 1.39
Security Matters Limited [Member]
IfrsStatementLineItems [Line Items]
Number of options outstanding beginning balance | shares	4,680	4,680	11,280	11,280	11,280	11,280	9,530	9,530
Weighted average exercise price, outstanding beginning balance | $ / shares		$ 0.35		$ 0.27		$ 0.27		$ 0.23
Number of options, granted | shares					1,000	1,000	1,850	1,850
Weighted average exercise price, granted | $ / shares						$ 0.27		$ 0.45
Number of options, expired | shares					(7,600)	(7,600)	(100)	(100)
Weighted average exercise price, expired | $ / shares						$ 0.22		$ 0.34
Number of options outstanding ending balance | shares					4,680	4,680	11,280	11,280
Weighted average exercise price, outstanding ending balance | $ / shares						$ 0.35		$ 0.27
Number of options, Exercisable | shares					2,835	2,835	4,318	4,318
Weighted average exercise price, Exercisable | $ / shares						$ 0.28		$ 0.27